Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 88	$ 1,146	$ 1
Prepaid expenses	60	102	155
Deposits	171	153	128
Other current assets	104	145	54
Total current assets	423	1,638	435
Non-current assets:
Property and equipment, net	1,270	1,264	2
Intangible assets, net	5,503	5,611	5,827
Total non-current assets	6,773	6,875	5,829
TOTAL ASSETS	7,196	8,513	6,264
Current Liabilities:
Debt	528	522	510
Accrued expenses	711	256	349
Working Capital Loan	96	96
Extension Loan	1,142	1,142
Total current liabilities	2,477	2,016	859
Non-current liabilities:
Accrued bonus	10,155	10,153
Payable to a shareholder for intellectual property	656	656	5,756
Total non-current liabilities	12,406	12,027	7,988
Total liabilities	14,883	14,043	8,847
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS’ DEFICIT
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	9,670	9,670
Accumulated deficit	(17,413)	(15,274)	(3,256)
Accumulated other comprehensive income	42	60	72
Total shareholders’ deficit	(7,687)	(5,530)	(2,583)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	7,196	8,513	6,264
Related Party
Current assets:
Advances to a related company		92	97
Directors
Non-current liabilities:
Payable to directors	1,595	1,218	2,232
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	14	$ 14	601
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value